Income Taxes	6 Months Ended
Jun. 30, 2022
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Income Taxes

10. INCOME TAXES
The provision for income taxes is:

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2022	2021	2022	2021
Current Tax
Canada	570	2	937	14
United States	261	—	281	—
Asia Pacific	71	47	109	81
Other International	—	—	—	1
Total Current Tax Expense (Recovery)	902	49	1,327	96
Deferred Tax Expense (Recovery)	(61)	63	57	90
	841	112	1,384	186